Fair value of financial assets and liabilities (Details 1) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
At fair value [member]
IfrsStatementLineItems [Line Items]
Financial Assets Measured At Fair Value Through Profit Or Loss	R$ 6,568,685	R$ 3,652,114	R$ 3,470,305	R$ 4,056,581
Financial Assets Measured At Fair Value Through Other Comprehensive Income	2,610,638	1,503,441	601,605	1,297,021
Financial Assets Measured At Fair Value Through Profit Or Loss Held For Trading	914,261	233,762	468,432	R$ 753,121
Gains Losses Realized Not Realized [Member]
IfrsStatementLineItems [Line Items]
Financial Assets Measured At Fair Value Through Profit Or Loss	(50,682)	(47,892)	(624,506)
Financial Assets Measured At Fair Value Through Other Comprehensive Income	30,764	(4,792)	(268,095)
Financial Assets Measured At Fair Value Through Profit Or Loss Held For Trading	(109,800)	(176,639)	(337,847)
Transfers To Level 3 [Member]
IfrsStatementLineItems [Line Items]
Financial Assets Measured At Fair Value Through Profit Or Loss	1,093,895	(281,213)	(36,051)
Financial Assets Measured At Fair Value Through Other Comprehensive Income	1,090,459	325,456
Financial Assets Measured At Fair Value Through Profit Or Loss Held For Trading	384,082	(89,734)	(137,963)
Additions Low [Member]
IfrsStatementLineItems [Line Items]
Financial Assets Measured At Fair Value Through Profit Or Loss	1,873,358	510,914	74,281
Financial Assets Measured At Fair Value Through Other Comprehensive Income	(14,026)	581,172	(427,321)
Financial Assets Measured At Fair Value Through Profit Or Loss Held For Trading	R$ 406,217	R$ 31,703	R$ 191,121